Nature of Operations - Additional Information (Detail) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2013 € / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 € / shares	Dec. 31, 2016 € / shares	Jan. 01, 2011
Nature Of Operations [Line Items]
Nominal value per share	€ 0.01		€ 0.01	€ 0.01
Noncontrolling interests reclassified to equity attributable to parent | $		$ 1,053
CNH Global N.V. [Member]
Nature Of Operations [Line Items]
Share exchange ratio with new entity		3.828
Nominal value per share	€ 2.25
Fiat Industrial [Member]
Nature Of Operations [Line Items]
Ownership percentage by parent	87.00%				89.00%
Share exchange ratio with new entity	1
Nominal value per share	€ 1.57